Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Current tax expense	33	24	—
Deferred tax expense	20	—	—
	53	24	—

Schedule of income tax expense determined at the PRC statutory income tax rate
	For Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before income tax expense	456	(16,680)	(8,845)
PRC statutory income tax rate	25%	25%	25%
Income tax at PRC statutory income tax rate	114	(4,170)	(2,211)
Super deduction of qualified R&D expenditures	(65)	—	—
Expenses not deductible	3	4,141	265
Change in valuation allowance	1	53	—
Change in unrecognized deferred tax asset	—	—	1,946
Income tax expense	53	24	—

Schedule of deferred tax assets
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Deferred tax assets	53	—
Less, valuation allowance	(53)	—
Deferred tax assets, net	—	—

Schedule of roll-forward of the valuation allowance
	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Beginning balance	—	1	—
Deferred tax assets-provision for current year	1	52	—
Less, valuation allowance	—	(53)	—
Deferred tax assets, net	1	—	—